Dear Shareholder:

At the start of the new year, investors continued to favor stocks of high-technology companies and to shun old-economy companies. By the end of February, the divergence had become startlingly large. The Nasdaq Composite, which is heavily weighted in technology companies, had gained 12.5% while the S&P 500 and the Dow Jones Industrial Average had lost 8.2% and 12.7%, respectively. Early in March, the Nasdaq closed over 5,000 for the first time. In March, the Nasdaq consolidated its massive gains and the broader market began to make up for earlier losses. At the same time, however, stock market volatility was becoming more and more pronounced, as the debate over stock price valuations intensified and the Federal Reserve continued its campaign to rein in the economy by raising short-term interest rates in February and again in March. The volatility became even more severe in April. For example, on April 4th the Nasdaq Composite suffered a ferocious intraday fall of 13.6% before staging a strong rally. In mid-April, an unexpectedly negative report for the Consumer Price Index changed the terms of the debate. Until that point, the Federal Reserve's actions had been seen as preemptory steps to avoid a pickup in inflation. Now, investors confronted the possibility that inflation had already begun to accelerate and even more aggressive actions by the Federal Reserve might now be needed to bring it under control. These concerns touched off a wave of selling. The Nasdaq Composite plunged during the week ended April 14th. The 25.3% decline, a record for any given week, brought the drop from the high recorded on March 10th to 37%. The decline also swamped the broader market. For the remainder of the month and well into May, the market continued to be buffeted by extreme volatility as investors waded through earnings reports and examined new reports about the state of the economy. With little sign of an economic slowdown, the Federal Reserve's decision to raise interest rates by 50 basis points at the end of May came as no real surprise.

Small and mid-cap growth companies have always used convertible securities as a means of raising capital. Recently, companies in the telecommunication, semiconductor, Internet, and bio-technology industries have been the predominant issuers of convertible securities. As a result, not surprisingly, the convertible market is heavily weighted in favor of technology and often moves in step with the Nasdaq Composite. This has certainly been the case so far in 2000. After a rapid ascent in January and February, the convertible market came under the same downward pressures seen in the Nasdaq. By the end of April, the convertible market had given up most of its gains for the year. Because Castle Convertible's main investment objective is producing current income, its holdings tend to be convertibles with higher yields and lower volatility than the convertible market in general. Its portfolio, as a result, has held its ground during the current market tumult.

We believe that upcoming reports will show that the pace of economic growth has begun to moderate and we do not anticipate many more rounds of interest rate hikes. We have seen evidence of a slowing economy, and anticipate quiescent inflation which will help calm the markets.

                                       Respectfully submitted,




                                       /s/  David D. Alger
                                       ------------------------
                                       David D. Alger
                                       President

May 30, 2000


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2000


Principal     Corporate Convertible
 Amount        Bonds-37.7%                                             Value
-------------------------------------------------------------------------------

              BUSINESS SERVICES-.6%
$  500,000    Getty Images Inc., Cv.
               Sub. Deb., 5.00%, 3/15/07(a)                         $   368,750
                                                                    -----------

              COMMUNICATIONS-9.0%
   250,000    CommScope, Inc., Cv.
               Sub. Notes, 4.00%, 12/15/06(a)                           310,000
    50,000    CommScope, Inc., Cv.
               Sub. Notes, 4.00%, 12/15/06                               62,000
   600,000    Digital Island, Inc., Cv.
               Sub. Notes, 6.00%, 2/15/05                               372,375
   500,000    DSC Communications
               Corporation, Cv.
               Sub. Notes, 7.00%, 8/1/04(a)                             536,875
 1,200,000    DSC Communications
               Corporation, Cv.
               Sub. Notes, 7.00%, 8/1/04                              1,288,500
   500,000    Efficient Networks, Inc., Cv.
               Sub. Notes, 5.00%, 3/15/05(a)                            333,125
   750,000    Exodus Communications, Inc., Cv.
               Sub. Notes, 4.75%, 7/15/08(a)                          1,045,313
 1,250,000    Nextel Communications, Inc., Cv.
               Sr. Notes, 5.25%, 1/15/10(a)                           1,223,437
   500,000    Primus Telecommunications
               Group Incorporated, Cv. Sub.
               Deb., 5.75%, 2/15/07(a)                                  438,125
                                                                    -----------
                                                                      5,609,750
                                                                    -----------

              COMPUTER RELATED & BUSINESS
               EQUIPMENT-2.7%
   400,000    SCI Systems, Inc., Cv.  Sub.
               Notes, 3.00% 3/15/07                                     468,000
 1,500,000    Quantum Corporation, Cv. Sub.
               Notes, 7.00%, 8/1/04                                   1,207,500
                                                                    -----------
                                                                      1,675,500
                                                                    -----------

              ENERGY-2.8%
 1,850,000    Kerr-McGee Corporation, Cv.
               Sub. Deb., 7.50%, 5/15/14                              1,732,063
                                                                    -----------

              HEALTH CARE-4.6%
   700,000    Alpharma Inc., Cv. Sub. Notes,
               5.75%, 4/1/05                                            986,563
   900,000    Omnicare, Inc., Cv. Sub. Deb.,
               5.00%, 12/1/00                                           699,750
   750,000    Sepracor Inc., Cv. Sub. Deb.,
               7.00%, 12/15/05                                        1,192,500
                                                                    -----------
                                                                      2,878,813
                                                                    -----------

              MANUFACTURING-1.8%
 1,250,000    Quanex Corporation, Cv. Sub. Deb.,
               6.88%, 6/30/07                                         1,106,250
                                                                    -----------

              PRINTING-2.5%
 1,695,000    Scholastic Corporation, Cv. Sub.
               Notes, 5.00%, 8/15/05(a)                               1,582,177
                                                                    -----------

              RETAILING-5.7%
$  750,000    Amazon.com Inc., Sr. Cv. Sub.
               Notes, 4.75%, 2/1/09(a)                              $   639,375
 1,500,000     Genesco Inc., Cv. Sub. Notes,
                5.50%, 4/15/05(a)                                     1,276,007
 1,500,000    Michaels Stores Inc., Cv. Sub.
               Deb., 6.75%, 1/15/03                                   1,642,500
                                                                    -----------
                                                                      3,557,882
                                                                    -----------

              SEMICONDUCTORS-8.0%
   500,000    Amkor Technology, Inc.,
               Cv. Sub. Notes, 5.00%,
               3/15/07(a)                                               623,750
   500,000    ASM Lithography Holdings N.V.,
               Cv. Sub. Notes, 4.25%,
               11/30/04(a)                                              624,375
   500,000    Lattice Semiconductor
               Corporation, Cv. Sub. Notes, 4.75%,
               11/1/06(a)                                               882,500
   750,000    Photronics, Inc., Cv. Sub. Notes,
               6.00%, 6/1/04                                            936,562
   500,000    Semtech Corporation, Cv.
               Sub. Notes, 4.50%,
               2/1/07(a)                                                495,625
 1,000,000    Triquent Semiconductor, Inc., Cv.
               Sub. Notes, 4.00%,
               3/1/07(a)                                                955,000
   500,000    Vitesse Semiconductor
               Corporation, Cv. Sub. Notes, 4.00%,
               3/15/05(a)                                               435,000
                                                                    -----------
                                                                      4,952,812
                                                                    -----------

              Total Corporate Convertible Bonds
               (Cost $22,275,180)                                    23,463,997
                                                                    -----------


              Convertible Preferred
  Shares       Securities-35.8%
-------------------------------------------------------------------------------

              BUILDING & CONSTRUCTION-1.8%
    35,000    TXI Capital Trust I,
               5.50%, Cv. Pfd.                                        1,120,000
                                                                    -----------

              COMMUNICATIONS-3.6%
    20,000    Entercom Communications
               Capital Trust, 6.25%, Cv. Pfd.                         1,240,000
     1,600    McLeodUSA Incorporated, 6.75%, Cv. Pfd.,
               Series A                                               1,000,000
                                                                    -----------
                                                                      2,240,000
                                                                    -----------

          ENERGY-11.5%
    25,000    Hanover Compressor Capital
               Trust, 7.25%, Cv. Pfd.(a)                              2,203,125
    25,000    Newfield Financial Trust I, 6.50%,
               Cv. Pfd., Series A                                     1,510,937
    40,000    Unocal Capital Trust II, 6.25%,
               Cv. Pfd.                                               1,800,000
    35,000    Weatherford International (EVI)
               Inc., 5.00%, Cv. Sub. Pfd.
               Equivalent Deb.                                        1,658,125
                                                                    -----------
                                                                      7,172,187
                                                                    -----------

              FINANCIAL SERVICES-3.2%
    60,000    CNB Capital Trust I, 6.00%, Cv. Pfd.                  $ 1,995,000
                                                                    -----------

              FOODS & BEVERAGES-2.9%
    35,000    Wendy's Financing Inc., $2.50,
               Term Cv. Pfd., Series A                                1,785,000
                                                                    -----------

              PACKAGING PRODUCTS-2.0%
    29,000    International Paper Capital Trust,
               5.25%, Cv. Pfd.                                        1,239,750
                                                                    -----------

              RAILROADS-3.0%
    15,000    Canadian National Railway
               Company, 5.25%, Cv. Pfd.                                 675,000
    30,000    Union Pacific Capital Trust,
               6.25%, Cv. Pfd.                                        1,160,625
                                                                    -----------
                                                                      1,835,625
                                                                    -----------

              RAW MATERIALS-1.3%
    20,000    Bethlehem Steel Corporation,
               $5.00, Cum., Pfd.                                        836,250
                                                                    -----------

              REAL ESTATE-1.6%
    40,000    Prologis Trust, 7.00%, Cv.
               Pfd. B                                                 1,010,000
                                                                    -----------

              UTILITIES-4.9%
    20,000    Calpine Capital Trust II, Term
               Income Defferable, 5.50%, Cv. Pfd.(a)                  1,097,500
    35,000    El Paso Energy Capital Trust I,
               4.75%, Cv. Pfd. C                                      1,925,000
                                                                    -----------
                                                                      3,022,500
                                                                    -----------

              Total Convertible Preferred
               Securities (Cost $20,235,910)                         22,256,312
                                                                    -----------

              Mandatory Convertible
               Securities-8.8%

              COMMUNICATIONS-3.0%
    10,000    Cox Communications, Inc., 7.75%
               Exch. Sub. Deb., 11/29/29(b)                           1,015,625
    15,000    Cox Communications, Inc.,
               7.00% Income Prides,
               8/15/02 (b)                                              866,250
                                                                    -----------
                                                                      1,881,875
                                                                    -----------

              ENERGY-4.4%
    30,000    Apache Corporation, $2.015
               Depositary Shares,
                5/15/02 (b)                                           1,329,375
    60,000    Enron Corp., 7.00%
               Exchangable Notes, 7/31/02(b)                          1,410,000
                                                                    -----------
                                                                      2,739,375
                                                                    -----------

              RETAILING-1.4%
    25,000    Dollar General Corporation,
               STRYPES Trust, $3.352,
               5/15/01(b)                                           $   850,000

              Total Mandatory Convertible
               Securities (Cost $4,803,162)                           5,471,250
                                                                    -----------

              Common Stocks-7.6%

              COMMUNICATIONS
       333    McLeodUSA Inc. Cl. A*                                       8,321
                                                                    -----------

              UTILITIES
    28,000    American Electric Power
               Company, Inc.                                          1,025,500
    30,000    GPU, Inc.,                                                841,875
    28,000    New Century Energies Inc.                                 913,500
    50,000    OGE Energy Corp.                                          990,625
    40,000    RGS Energy Group, Inc.                                    940,000
                                                                    -----------
                                                                      4,711,500
                                                                    -----------

              Total Common Stocks
               (Cost $4,065,802)                                      4,719,821
                                                                    -----------


Principal     Short-Term Corporate
 Amount         Notes-9.6%
---------

$  775,000    Cooperative Association of
               Tractor Dealers Inc., 6.20%,
                5/23/00                                                 771,796
   950,000    Dow Chemical Company,
               5.99%, 5/03/00                                           949,365
   790,000    Grainger (W.W.) Inc.,
               6.03%, 5/8/00                                            788,807
 1,950,000    GTE Funding, Inc.,
               6.01%, 5/25/00                                         1,941,532
 1,500,000    MidAmerican Energy Co.,
               6.05%, 5/22/00                                         1,494,200
                                                                    -----------
              Total Short-Term Corporate
               Notes (Cost $5,945,700)                                5,945,700
                                                                    -----------

Total Investments (Cost $57,325,754)                       99.5%     61,857,080
Other Assets in Excess of Liabilities                       0.5         299,296
                                                          ---------------------
Net Assets                                                100.0%    $62,156,376
                                                          ---------------------

--------------------
<F*>  Non-income producing security.
<Fa>  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>  These securities are required to be converted on the date listed;
      they generally may be converted prior to this date at the option of the holder.
<Fc>  At April 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $57,325,754, amounted to $4,531,326, which consisted of aggregate gross unrealized appreciation of $7,197,294 and aggregate gross unrealized depreciation of $2,665,968.

CASTLE CONVERTIBLE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000  (Unaudited)


ASSETS:
  Investments in securities, at value (cost $57,325,754),
   see accompanying schedule of investments                                            $61,857,080
  Cash                                                                                      42,632
  Receivable for investment securities sold                                                480,638
  Dividends and interest receivable                                                        567,709
  Prepaid expenses                                                                           7,330
                                                                                       -----------
      Total Assets                                                                      62,955,389
LIABILITIES:
  Payable for investment securities purchased                            $  734,500
  Investment advisory fees payable                                           37,981
  Directors' fees payable                                                     2,542
  Accrued expenses                                                           23,990
                                                                         ----------
     Total Liabilities                                                                     799,013
                                                                                       -----------
NET ASSETS applicable to 2,236,003 outstanding shares of $0.01
 par value (10,000,000 shares authorized)                                              $62,156,376
                                                                                       ===========
NET ASSET VALUE PER SHARE                                                              $     27.80
                                                                                       ===========

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (Unaudited)


INVESTMENT INCOME:
  Income:
    Interest                                                                           $   795,400
    Dividends                                                                            1,106,240
                                                                                       -----------
     Total Income                                                                        1,901,640

  Expenses:
    Investment advisory fees-Note 2(a)                                   $  224,659
    Shareholder reports                                                      22,811
    Professional fees                                                        17,331
    Directors' fees                                                          15,118
    Custodian and transfer agent fees                                        13,593
    Bookkeeping fees                                                          9,000
    Miscellaneous                                                             9,498
                                                                         ----------

     Total Expenses                                                                        312,010
                                                                                       -----------
NET INVESTMENT INCOME                                                                    1,589,630

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                        3,000,727
  Net change in unrealized appreciation (depreciation) on investments     1,130,009
                                                                         ----------
  Net realized and unrealized gain (loss) on investments                                 4,130,736
                                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 5,720,366
                                                                                       ===========


                     See Notes to Financial Statements.


CASTLE CONVERTIBLE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      Six Months Ended
                                                                       April 30, 2000        Year Ended
                                                                        (Unaudited)       October 31, 1999
                                                                      ------------------------------------

FROM INVESTMENT ACTIVITIES:
  Net investment income                                                  $ 1,589,630        $ 2,957,745
  Net realized gain on investments                                         3,000,727            641,934
  Net change in unrealized appreciation (depreciation) on investments      1,130,009          1,732,506
                                                                         ------------------------------
     Net increase (decrease) in net assets resulting from operations       5,720,366          5,332,185
                                                                         ------------------------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                   (1,475,762)        (3,264,564)
  Net realized gains                                                        (670,800)          (111,800)
                                                                         ------------------------------
     Total dividends                                                      (2,146,563)        (3,376,364)
                                                                         ------------------------------
     Net increase (decrease) in net assets                                 3,573,804          1,955,821
NET ASSETS:
  Beginning of period                                                     58,582,572         56,626,751
                                                                         ------------------------------
  End of period (including undistributed net investment income
   of $218,573 and $104,705, respectively)                               $62,156,376        $58,582,572
                                                                         ==============================


FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period


                                                  Six
                                                 Months
                                                 Ended                    Year Ended October 31,
                                               April 30,    ---------------------------------------------------
                                                2000(i)       1999       1998       1997       1996      1995
                                               ----------------------------------------------------------------

Net asset value, beginning of period            $ 26.20     $ 25.32    $ 30.08    $ 29.54    $ 28.39    $ 25.77
                                                ---------------------------------------------------------------
Net investment income                              0.71        1.32       1.39       1.54       1.56       1.74
Net realized and unrealized gain (loss) on
 investments                                       1.85        1.07      (2.36)      2.08       1.89       3.29
                                                ---------------------------------------------------------------
Total from investment operations                   2.56        2.39      (0.97)      3.62       3.45       5.03
                                                ---------------------------------------------------------------
Dividends from net investment income              (0.66)      (1.46)     (1.49)     (1.60)     (1.59)     (1.60)
Distributions from net realized gains             (0.30)      (0.05)     (2.30)     (1.48)     (0.71)     (0.81)
                                                ---------------------------------------------------------------
     Total Distributions                          (0.96)      (1.51)     (3.79)     (3.08)     (2.30)     (2.41)
                                                ---------------------------------------------------------------
Net asset value, end of period                  $ 27.80     $ 26.20    $ 25.32    $ 30.08    $ 29.54    $ 28.39
                                                ===============================================================
Market value, end of period                     $ 20.50     $ 21.00    $ 22.75    $ 25.75    $ 25.38    $ 25.63
                                                ===============================================================
Total investment return based on market
 value per share                                   2.04%      (1.29%)     1.66%     14.01%      8.14%     15.82%
                                                ===============================================================
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)     $62,156     $58,583    $56,627    $67,252    $66,050    $63,478
                                                ===============================================================
  Ratio of expenses to average net assets          1.04%       1.02%      1.04%      1.00%      1.03%      1.05%
                                                ===============================================================
  Ratio of net investment income to average
   net assets                                      5.30%       5.05%      5.00%      5.26%      5.44%      6.62%
                                                ===============================================================
  Portfolio Turnover Rate                         43.49%      60.65%     52.99%     57.58%     63.68%     52.80%
                                                ===============================================================

--------------------
<Fi>  Unaudited. Ratios have been annualized; total investment return has not been annualized.

                     See Notes to Financial Statements.


CASTLE CONVERTIBLE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-Summary of Significant Accounting Policies:

      Castle Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, closed-end management investment company. The Fund's investment adviser is Fred Alger Management, Inc. (the "Adviser").

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) Investment Valuation-Investments in securities are valued at 4:00 p.m. Eastern time. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Directors. Short-term corporate notes are valued at amortized cost which approximates market value.

(b) Securities Transactions and Investment Income-Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) Dividends to Shareholders-Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

(d) Federal Income Taxes-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including net realized capital gains, to its shareholders. Therefore, no federal income tax provision is required.

(e) Other-These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2-Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees-Fees incurred by the Fund, pursuant to the provisions of an Investment Advisory Contract (the "Contract") with the Adviser, are payable monthly and computed at an annual rate of .75% based on the Fund's average weekly net asset value.

      The Contract further provides that if in any fiscal year the aggregate expenses of the Fund (excluding interest, brokerage commissions, taxes and extraordinary expenses) should exceed 1.5% of the first $30 million of average net assets and 1.0% of the average net assets of the Fund over $30 million, the Adviser will reimburse the Fund for such excess expenses. For the six months ended April 30, 2000, no reimbursement was required pursuant to the Contract. For the six months ended April 30, 2000, the total investment advisory fee charged to the Fund amounted to $224,659, and the Adviser received $9,000 for bookkeeping services supplied to the Fund at cost.

(b) Transfer Agent Fees-Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of the Adviser, serves as transfer agent for the Fund. During the six months ended April 30, 2000, the Fund incurred fees of approximately $6,900 for services provided by Alger Services and reimbursed Alger Services approximately $2,100, for transfer agent related expenses paid by Alger Services on behalf of the Fund.

(c) Directors' Fees-Certain directors and officers of the Fund are directors and officers of the Adviser and Alger Services. The Fund pays each director who is not affiliated with the Adviser or its affiliates an annual fee of $8,000, payable quarterly, which is reduced proportionately by any meetings not attended during the quarter.

(d) Other Transactions With Affiliates-At April 30, 2000, the Adviser and its affiliates owned 445,226 shares of the Fund.
NOTE 3-Securities Transactions:

      During the six months ended April 30, 2000, purchases and sales of investment securities, excluding short-term securities, aggregated $23,717,953 and $26,849,360, respectively.

NOTE 4-Components of Net Assets:

      At April 30, 2000, the Fund's net assets consisted of:


Paid-in capital                        $54,012,068
Undistributed net investment income        218,573
Undistributed net realized gain          3,394,409
Net unrealized appreciation              4,531,326
                                       -----------
NET ASSETS                             $62,156,376
                                       ===========




     CASTLE |
CONVERTIBLE |
      FUND, |
        INC |




Board of Directors

Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
-------------------------------------------------------------------------
Investment Adviser

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
-------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
-------------------------------------------------------------------------

Results of the Annual Meeting of Shareholders
The annual meeting of the shareholders of the Fund was held on December 7, 1999. The following matters were submitted to a shareholder vote and approved:

(i) the election or reelection of the following directors of the Fund: Fred
M. Alger, David D. Alger, Lester L. Colbert, Jr., Stephen E. O'Neil, Nathan
E. Saint-Amand, and B. Joseph White. Each of the candidates elected or reelected received at least 1,872,761 affirmative votes and no more than 27,181 votes were withheld for any candidate. There were 25,438 abstentions.

(ii) the ratification of the selection of Arthur Andersen LLP as the Funds' independent public accountants for the fiscal year ending October 31, 2000:
For-1,907,566; Against-16,930; Abstain-24,235
-------------------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.




     CASTLE |
CONVERTIBLE |
      FUND, |
       INC. |




                             Semi-Annual Report
                               April 30, 2000
                                 (Unaudited)